Loss Per Share (Details)	12 Months Ended
Dec. 31, 2020 shares
Loss Per Share (Details) [Line Items]
Warrants issued and outstanding	9,929,139
Ordinary shares [Member]
Loss Per Share (Details) [Line Items]
Anti dilutive instruments	1,137,000
Warrants [Member]
Loss Per Share (Details) [Line Items]
Anti dilutive instruments	1,137,000